Customer deposits - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Customer deposits
Financial liabilities at amortized cost	$ 1,118,145	$ 1,111,955
Total financial liabilities	1,477,724	1,644,023
Deposits - Customers
Customer deposits
Financial liabilities at fair value through profit or loss	114,078	130,292
Financial liabilities at amortized cost	777,886	742,201
Total financial liabilities	$ 891,964	$ 872,493